SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets derived from net operating loss carry forwards	$ 164,366	$ 229,233
Less: valuation allowance	(164,366)	(35,174)	$ (35,174)
Deferred tax assets		$ 194,059